Shareholder Report, Holdings (Details) - GSR CRYPTO CORE3 ETF [Member]	May 31, 2026
Grayscale Bitcoin Mini Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%
iShares Staked Ethereum Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
Bitwise Solana Staking ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Crypto Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.86%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%